Parent Company Only Condensed Financial Information - Condensed Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ (107,666)	$ (16,896)	¥ (18,292)	¥ 14,902
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange income/(loss)	59	9	9	(362)
Share of (income)/loss of subsidiaries and VIEs	(2,660)	(417)	(239)	180
Increase/(decrease) in other payables and accrued expenses	29,860	4,686	2,577	3,055
Increase/(decrease) in contract liabilities	7,236	1,135
(Increase)/decrease in prepaid expense and other receivables	40,020	6,280	30,755	6,860
(Increase)/decrease in other assets				(10,332)
Net cash used in operating activities	(175,917)	(27,605)	137,666	118,024
Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	33,614	5,275	22,450	2,000
Net cash used in investing activities	(80,926)	(12,700)	(31,078)	(6,927)
Cash flows from financing activities:
Proceeds from initial public offering, net of issuance costs			340,479
Proceeds from exercise of options	497	78	503
Repurchase of Class A common shares	3,003	471	2,063
Net cash provided by/(used in) financing activities	141,891	22,266	383,053	(14,079)
Effect of exchange rate changes on cash and cash equivalents	(5,012)	(786)	(10,020)	38
Net increase/(decrease) in cash and cash equivalents and restricted cash	(119,964)	(18,825)	479,621	97,056
Total cash and cash equivalents and restricted cash at beginning of year	728,948	114,388	249,327	152,271
Total cash and cash equivalents and restricted cash at end of year	608,984	95,563	728,948	249,327
Parent Company [Member]
Cash flows from operating activities:
Net profit/(loss)	(107,666)	(16,896)	(18,292)	14,902
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange income/(loss)			(421)	97
Share of (income)/loss of subsidiaries and VIEs	102,945	16,154	14,341	(15,520)
Interest income			(11)
Changes in operating assets and liabilities:	(4,721)	(742)	(4,383)	(521)
Increase/(decrease) in other payables and accrued expenses	(4,730)	(742)	(1,340)	1,343
Increase/(decrease) in contract liabilities	4,555	715		0
(Increase)/decrease in prepaid expense and other receivables	21	3		(59)
(Increase)/decrease in other assets				(763)
(Increase)/decrease in account receivables and contract assets	216	34	(216)
(Increase)/decrease in amount due from related parties	83	13	(189)
Net cash used in operating activities	(4,576)	(719)	(6,128)
Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	(247)	(39)	(245)
Payments of inter-company balances	(161,216)	(25,298)	(139,123)
Net cash used in investing activities	(161,463)	(25,337)	(139,368)
Cash flows from financing activities:
Proceeds from issuance of common shares and redeemable preferred shares				62
Proceeds from initial public offering, net of issuance costs			340,479
Proceeds from exercise of options	497	78	503
Repurchase of Class A common shares	(3,003)	(471)	(2,063)
Net cash provided by/(used in) financing activities	(2,506)	(393)	338,919	62
Effect of exchange rate changes on cash and cash equivalents	(2,381)	(374)	(6,268)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(170,926)	(26,823)	187,155	62
Total cash and cash equivalents and restricted cash at beginning of year	187,217	29,378	62
Total cash and cash equivalents and restricted cash at end of year	¥ 16,291	$ 2,555	¥ 187,217	¥ 62